Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2019 segment
Significant Accounting Policies (Textual)
Number of operating segments	1
Licences [member]
Significant Accounting Policies (Textual)
Estimated useful life	10 years